N-4	Apr. 30, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	Athene Annuity & Life Co
Entity Central Index Key	0000837332
Entity Investment Company Type	N-4
Document Period End Date	Apr. 03, 2026
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
1/1/2025	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	11%
1/1/2025	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	16%
1/1/2025	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	18%
1/1/2025	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	21%
1/1/2025	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	17%
1/1/2025	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	11%
1/1/2025	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	24%
1/1/2025	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
1/1/2025	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	35%
1/1/2025	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	43%
1/1/2025	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	42%
1/1/2025	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	25%
1/1/2025	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	95%
1/1/2025	1/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	30%
1/1/2025	1/1/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	90%
1/1/2025	1/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	105%
1/1/2025	1/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
1/1/2025	1/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	105%
1/1/2025	1/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	Uncapped
1/1/2025	1/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	11%
2/1/2025	2/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	16%
2/1/2025	2/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	18%
2/1/2025	2/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	21%
2/1/2025	2/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	17%
2/1/2025	2/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	11%
2/1/2025	2/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	24%
2/1/2025	2/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
2/1/2025	2/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	35%
2/1/2025	2/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	43%
2/1/2025	2/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	42%
2/1/2025	2/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	25%
2/1/2025	2/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	95%
2/1/2025	2/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	30%
2/1/2025	2/1/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	90%
2/1/2025	2/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	105%
2/1/2025	2/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
2/1/2025	2/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	105%
2/1/2025	2/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	Uncapped
2/1/2025	2/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	11%
3/1/2025	3/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
3/1/2025	3/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	16%
3/1/2025	3/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	18%
3/1/2025	3/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	21%
3/1/2025	3/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	17%
3/1/2025	3/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	11%
3/1/2025	3/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	24%
3/1/2025	3/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
3/1/2025	3/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	35%
3/1/2025	3/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	43%
3/1/2025	3/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	42%
3/1/2025	3/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	25%
3/1/2025	3/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	95%
3/1/2025	3/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	30%
3/1/2025	3/1/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	90%
3/1/2025	3/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	105%
3/1/2025	3/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
3/1/2025	3/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	105%
3/1/2025	3/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	Uncapped
3/1/2025	3/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	11%
3/21/2025	3/21/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	16%
3/21/2025	3/21/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	18%
3/21/2025	3/21/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	21%
3/21/2025	3/21/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	17%
3/21/2025	3/21/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	11%
3/21/2025	3/21/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	24%
3/21/2025	3/21/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
3/21/2025	3/21/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	35%
3/21/2025	3/21/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	43%
3/21/2025	3/21/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	42%
3/21/2025	3/21/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	25%
3/21/2025	3/21/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	80%
3/21/2025	3/21/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	30%
3/21/2025	3/21/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	90%
3/21/2025	3/21/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	90%
3/21/2025	3/21/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
3/21/2025	3/21/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	120%
3/21/2025	3/21/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	11%
4/1/2025	4/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	16%
4/1/2025	4/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
4/1/2025	4/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	18%
4/1/2025	4/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	21%
4/1/2025	4/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	17%
4/1/2025	4/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	11%
4/1/2025	4/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	24%
4/1/2025	4/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
4/1/2025	4/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	35%
4/1/2025	4/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	43%
4/1/2025	4/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	42%
4/1/2025	4/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	25%
4/1/2025	4/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	80%
4/1/2025	4/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	30%
4/1/2025	4/1/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	90%
4/1/2025	4/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	90%
4/1/2025	4/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
4/1/2025	4/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	120%
4/1/2025	4/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	11%
5/1/2025	5/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	16%
5/1/2025	5/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	18%
5/1/2025	5/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	21%
5/1/2025	5/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	17%
5/1/2025	5/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	11%
5/1/2025	5/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	24%
5/1/2025	5/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
5/1/2025	5/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	35%
5/1/2025	5/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	43%
5/1/2025	5/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	42%
5/1/2025	5/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	25%
5/1/2025	5/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	80%
5/1/2025	5/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	30%
5/1/2025	5/1/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	90%
5/1/2025	5/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	90%
5/1/2025	5/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
5/1/2025	5/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	120%
5/1/2025	5/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Cap Rate	14%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Downside Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	11%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	7%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	13%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	19%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	22%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	26%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	18%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	13%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	13%
5/31/2025	5/31/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	28%
5/31/2025	5/31/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
5/31/2025	5/31/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	105%
5/31/2025	5/31/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	41%
5/31/2025	5/31/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	70%
5/31/2025	5/31/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
5/31/2025	5/31/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	29%
5/31/2025	5/31/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	80%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	52%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	45%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	41%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	85%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	35%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	95%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	105%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	108%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	Uncapped
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	110%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Cap Rate	14%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Downside Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	11%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	7%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	13%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	19%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	22%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	26%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	18%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	13%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	13%
6/1/2025	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	28%
6/1/2025	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
6/1/2025	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	105%
6/1/2025	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	41%
6/1/2025	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	70%
6/1/2025	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
6/1/2025	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	29%
6/1/2025	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	80%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	100%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	52%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	45%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	41%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	85%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	35%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	95%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	105%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	108%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	Uncapped
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	110%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Cap Rate	14%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Downside Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	11%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	7%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	13%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	19%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	22%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	26%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	18%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	13%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	13%
7/1/2025	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	28%
7/1/2025	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
7/1/2025	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	105%
7/1/2025	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	41%
7/1/2025	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	70%
7/1/2025	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
7/1/2025	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	29%
7/1/2025	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	80%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	52%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	45%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	41%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	85%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	35%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	95%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	105%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	108%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	Uncapped
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	110%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Cap Rate	14%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Downside Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	11%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	7%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	13%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	19%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	22%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	26%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	18%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	13%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	13%
8/1/2025	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	28%
8/1/2025	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
8/1/2025	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	105%
8/1/2025	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	41%
8/1/2025	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	70%
8/1/2025	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
8/1/2025	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	29%
8/1/2025	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	80%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	52%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	45%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	41%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	85%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	35%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	95%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	105%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	108%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	Uncapped
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	110%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Cap Rate	14%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Downside Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	11%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	7%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	13%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	19%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	22%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	26%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	18%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	13%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	13%
9/1/2025	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	28%
9/1/2025	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
9/1/2025	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	105%
9/1/2025	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	41%
9/1/2025	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	70%
9/1/2025	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
9/1/2025	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	29%
9/1/2025	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	80%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	52%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	45%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	41%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	85%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	35%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	95%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	105%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	108%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	Uncapped
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	110%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Cap Rate	14%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Downside Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	9%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	7%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	12%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	19%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	19%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	26%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	17%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	11%
9/5/2025	9/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	28%
9/5/2025	9/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
9/5/2025	9/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	105%
9/5/2025	9/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	37%
9/5/2025	9/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	70%
9/5/2025	9/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
9/5/2025	9/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	27%
9/5/2025	9/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	80%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	48%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	42%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	36%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	80%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	30%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	87%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	95%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	105%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	115%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	65%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Cap Rate	14%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Downside Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	9%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	7%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	12%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	19%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	19%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	26%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	17%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	11%
10/1/2025	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	28%
10/1/2025	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
10/1/2025	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	105%
10/1/2025	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	37%
10/1/2025	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	70%
10/1/2025	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
10/1/2025	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	27%
10/1/2025	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	80%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	48%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	42%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	36%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	80%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	30%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	87%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	95%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	105%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	115%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	65%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Cap Rate	14%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Downside Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	9%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	7%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	12%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	19%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	19%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	26%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	17%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	11%
11/1/2025	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	28%
11/1/2025	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
11/1/2025	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	105%
11/1/2025	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	37%
11/1/2025	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	70%
11/1/2025	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
11/1/2025	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	27%
11/1/2025	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	80%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	48%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	42%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	36%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	80%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	30%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	87%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	95%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	105%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	115%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	65%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Cap Rate	14%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Downside Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	9%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	7%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	12%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	19%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	19%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	26%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	17%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	11%
12/1/2025	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	28%
12/1/2025	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
12/1/2025	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	105%
12/1/2025	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	37%
12/1/2025	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	70%
12/1/2025	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
12/1/2025	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	27%
12/1/2025	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	80%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	48%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	42%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	36%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	80%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	30%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	87%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	95%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	105%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	115%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	65%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Cap Rate	14%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Downside Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	9%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	7%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	12%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	19%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	19%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	26%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	17%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	11%
12/2/2025	12/2/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	26%
12/2/2025	12/2/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
12/2/2025	12/2/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	105%
12/2/2025	12/2/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	34%
12/2/2025	12/2/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	55%
12/2/2025	12/2/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	40%
12/2/2025	12/2/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	25%
12/2/2025	12/2/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	65%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	48%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	42%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	36%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	75%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	28%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	68%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	85%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	90%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	65%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	100%
1/1/2024	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	13%
1/1/2024	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
1/1/2024	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
1/1/2024	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	104%
1/1/2024	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	22%
1/1/2024	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
1/1/2024	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	27%
1/1/2024	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
1/1/2024	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	20%
1/1/2024	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
1/1/2024	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	13%
1/1/2024	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
1/1/2024	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	29%
1/1/2024	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
1/1/2024	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
1/1/2024	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	131%
1/1/2024	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	53%
1/1/2024	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
1/1/2024	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
1/1/2024	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	102%
1/1/2024	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
1/1/2024	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	103%
1/1/2024	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	30%
1/1/2024	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
2/1/2024	2/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	12%
2/1/2024	2/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
2/1/2024	2/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
2/1/2024	2/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	101%
2/1/2024	2/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	19%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
2/1/2024	2/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
2/1/2024	2/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	24%
2/1/2024	2/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
2/1/2024	2/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	17%
2/1/2024	2/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
2/1/2024	2/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
2/1/2024	2/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
2/1/2024	2/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	28%
2/1/2024	2/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
2/1/2024	2/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
2/1/2024	2/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	128%
2/1/2024	2/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	42%
2/1/2024	2/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
2/1/2024	2/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	69%
2/1/2024	2/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
2/1/2024	2/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	55%
2/1/2024	2/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
2/1/2024	2/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	29%
2/1/2024	2/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
2/3/2024	2/3/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	11%
2/3/2024	2/3/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
2/3/2024	2/3/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	28%
2/3/2024	2/3/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
2/3/2024	2/3/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	18%
2/3/2024	2/3/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
2/3/2024	2/3/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	23%
2/3/2024	2/3/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
2/3/2024	2/3/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	15%
2/3/2024	2/3/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
2/3/2024	2/3/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	11%
2/3/2024	2/3/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
2/3/2024	2/3/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	26%
2/3/2024	2/3/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
2/3/2024	2/3/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
2/3/2024	2/3/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	123%
2/3/2024	2/3/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	38%
2/3/2024	2/3/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
2/3/2024	2/3/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	57%
2/3/2024	2/3/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
2/3/2024	2/3/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	46%
2/3/2024	2/3/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
2/3/2024	2/3/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	27%
2/3/2024	2/3/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
3/1/2024	3/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	12%
3/1/2024	3/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
3/1/2024	3/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
3/1/2024	3/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	101%
3/1/2024	3/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	20%
3/1/2024	3/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
3/1/2024	3/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	25%
3/1/2024	3/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
3/1/2024	3/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	17%
3/1/2024	3/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
3/1/2024	3/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
3/1/2024	3/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
3/1/2024	3/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	27%
3/1/2024	3/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
3/1/2024	3/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
3/1/2024	3/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	121%
3/1/2024	3/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	43%
3/1/2024	3/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
3/1/2024	3/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	64%
3/1/2024	3/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
3/1/2024	3/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	50%
3/1/2024	3/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
3/1/2024	3/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	27%
3/1/2024	3/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
4/1/2024	4/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	12%
4/1/2024	4/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
4/1/2024	4/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
4/1/2024	4/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	103%
4/1/2024	4/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	19%
4/1/2024	4/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
4/1/2024	4/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	24%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
4/1/2024	4/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
4/1/2024	4/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	17%
4/1/2024	4/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
4/1/2024	4/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
4/1/2024	4/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
4/1/2024	4/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	27%
4/1/2024	4/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
4/1/2024	4/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
4/1/2024	4/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	125%
4/1/2024	4/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	41%
4/1/2024	4/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
4/1/2024	4/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	66%
4/1/2024	4/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
4/1/2024	4/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	50%
4/1/2024	4/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
4/1/2024	4/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	27%
4/1/2024	4/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
5/1/2024	5/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	13%
5/1/2024	5/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
5/1/2024	5/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
5/1/2024	5/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	111%
5/1/2024	5/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	22%
5/1/2024	5/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
5/1/2024	5/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	28%
5/1/2024	5/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
5/1/2024	5/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	18%
5/1/2024	5/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
5/1/2024	5/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
5/1/2024	5/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
5/1/2024	5/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	30%
5/1/2024	5/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
5/1/2024	5/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
5/1/2024	5/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	134%
5/1/2024	5/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	51%
5/1/2024	5/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
5/1/2024	5/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
5/1/2024	5/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	101%
5/1/2024	5/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
5/1/2024	5/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	103%
5/1/2024	5/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	31%
5/1/2024	5/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
6/1/2024	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	17%
6/1/2024	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
6/1/2024	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
6/1/2024	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	108%
6/1/2024	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	26%
6/1/2024	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
6/1/2024	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	35%
6/1/2024	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
6/1/2024	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	22%
6/1/2024	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
6/1/2024	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	15%
6/1/2024	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
6/1/2024	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	40%
6/1/2024	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
6/1/2024	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
6/1/2024	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	139%
6/1/2024	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
6/1/2024	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
6/1/2024	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
6/1/2024	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	107%
6/1/2024	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
6/1/2024	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	109%
6/1/2024	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	40%
6/1/2024	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
6/14/2024	6/14/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	17%
6/14/2024	6/14/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
6/14/2024	6/14/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
6/14/2024	6/14/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	107%
6/14/2024	6/14/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	25%
6/14/2024	6/14/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
6/14/2024	6/14/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	35%
6/14/2024	6/14/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
6/14/2024	6/14/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	22%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
6/14/2024	6/14/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
6/14/2024	6/14/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	15%
6/14/2024	6/14/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
6/14/2024	6/14/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	39%
6/14/2024	6/14/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
6/14/2024	6/14/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
6/14/2024	6/14/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	138%
6/14/2024	6/14/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
6/14/2024	6/14/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
6/14/2024	6/14/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
6/14/2024	6/14/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	106%
6/14/2024	6/14/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
6/14/2024	6/14/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	108%
6/14/2024	6/14/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	40%
6/14/2024	6/14/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
7/1/2024	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	16%
7/1/2024	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
7/1/2024	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
7/1/2024	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	101%
7/1/2024	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	25%
7/1/2024	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
7/1/2024	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	31%
7/1/2024	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
7/1/2024	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	21%
7/1/2024	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
7/1/2024	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	14%
7/1/2024	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
7/1/2024	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	38%
7/1/2024	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
7/1/2024	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
7/1/2024	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	131%
7/1/2024	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	70%
7/1/2024	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
7/1/2024	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
7/1/2024	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	105%
7/1/2024	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
7/1/2024	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	107%
7/1/2024	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	38%
7/1/2024	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
8/1/2024	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	14%
8/1/2024	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
8/1/2024	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
8/1/2024	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	101%
8/1/2024	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	22%
8/1/2024	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
8/1/2024	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	27%
8/1/2024	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
8/1/2024	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	18%
8/1/2024	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
8/1/2024	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
8/1/2024	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
8/1/2024	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	31%
8/1/2024	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
8/1/2024	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
8/1/2024	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	129%
8/1/2024	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	55%
8/1/2024	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
8/1/2024	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
8/1/2024	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	103%
8/1/2024	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
8/1/2024	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	105%
8/1/2024	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	33%
8/1/2024	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/1/2024	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	12%
9/1/2024	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
9/1/2024	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
9/1/2024	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	103%
9/1/2024	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	20%
9/1/2024	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/1/2024	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	26%
9/1/2024	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
9/1/2024	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	18%
9/1/2024	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/1/2024	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
9/1/2024	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
9/1/2024	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	29%
9/1/2024	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
9/1/2024	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
9/1/2024	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	128%
9/1/2024	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	46%
9/1/2024	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/1/2024	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
9/1/2024	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
9/1/2024	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
9/1/2024	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	101%
9/1/2024	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	28%
9/1/2024	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
10/1/2024	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	11%
10/1/2024	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
10/1/2024	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
10/1/2024	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	101%
10/1/2024	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	18%
10/1/2024	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
10/1/2024	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	24%
10/1/2024	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
10/1/2024	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	16%
10/1/2024	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
10/1/2024	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
10/1/2024	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
10/1/2024	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	26%
10/1/2024	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
10/1/2024	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
10/1/2024	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	124%
10/1/2024	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	41%
10/1/2024	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
10/1/2024	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
10/1/2024	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
10/1/2024	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	42%
10/1/2024	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
10/1/2024	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	27%
10/1/2024	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
11/1/2024	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	13%
11/1/2024	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
11/1/2024	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
11/1/2024	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	110%
11/1/2024	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	21%
11/1/2024	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
11/1/2024	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	29%
11/1/2024	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
11/1/2024	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	18%
11/1/2024	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
11/1/2024	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
11/1/2024	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
11/1/2024	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	35%
11/1/2024	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
11/1/2024	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
11/1/2024	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	136%
11/1/2024	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	63%
11/1/2024	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
11/1/2024	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
11/1/2024	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	105%
11/1/2024	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
11/1/2024	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	107%
11/1/2024	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	33%
11/1/2024	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/1/2024	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	15%
12/1/2024	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
12/1/2024	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
12/1/2024	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
12/1/2024	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	24%
12/1/2024	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/1/2024	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	32%
12/1/2024	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
12/1/2024	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	21%
12/1/2024	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/1/2024	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	14%
12/1/2024	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/1/2024	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	39%
12/1/2024	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
12/1/2024	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
12/1/2024	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	130%
12/1/2024	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	62%
12/1/2024	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/1/2024	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
12/1/2024	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	104%
12/1/2024	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
12/1/2024	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	106%
12/1/2024	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	34%
12/1/2024	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/5/2024	12/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	15%
12/5/2024	12/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
12/5/2024	12/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	32%
12/5/2024	12/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
12/5/2024	12/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	23%
12/5/2024	12/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/5/2024	12/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	30%
12/5/2024	12/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
12/5/2024	12/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	20%
12/5/2024	12/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/5/2024	12/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	13%
12/5/2024	12/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/5/2024	12/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	36%
12/5/2024	12/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
12/5/2024	12/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
12/5/2024	12/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	128%
12/5/2024	12/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	56%
12/5/2024	12/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/5/2024	12/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
12/5/2024	12/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	102%
12/5/2024	12/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
12/5/2024	12/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	104%
12/5/2024	12/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	31%
12/5/2024	12/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
1/1/2023	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	13%
1/1/2023	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
1/1/2023	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
1/1/2023	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	106%
1/1/2023	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	22%
1/1/2023	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
1/1/2023	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	29%
1/1/2023	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
1/1/2023	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	18%
1/1/2023	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
1/1/2023	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
1/1/2023	1/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
1/1/2023	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	36%
1/1/2023	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
1/1/2023	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
1/1/2023	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	137%
1/1/2023	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
1/1/2023	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
1/1/2023	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
1/1/2023	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	106%
1/1/2023	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
1/1/2023	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	108%
1/1/2023	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	35%
1/1/2023	1/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
1/8/2023	1/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	14%
1/8/2023	1/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
1/8/2023	1/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
1/8/2023	1/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	108%
1/8/2023	1/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	23%
1/8/2023	1/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
1/8/2023	1/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	31%
1/8/2023	1/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
1/8/2023	1/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	20%
1/8/2023	1/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
1/8/2023	1/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	13%
1/8/2023	1/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
1/8/2023	1/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	36%
1/8/2023	1/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
1/8/2023	1/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
1/8/2023	1/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	137%
1/8/2023	1/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	70%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
1/8/2023	1/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
1/8/2023	1/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
1/8/2023	1/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	106%
1/8/2023	1/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
1/8/2023	1/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	108%
1/8/2023	1/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	36%
1/8/2023	1/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
1/22/2023	1/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	14%
1/22/2023	1/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
1/22/2023	1/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
1/22/2023	1/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	108%
1/22/2023	1/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	23%
1/22/2023	1/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
1/22/2023	1/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	31%
1/22/2023	1/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
1/22/2023	1/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	20%
1/22/2023	1/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
1/22/2023	1/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	13%
1/22/2023	1/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
1/22/2023	1/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	36%
1/22/2023	1/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
1/22/2023	1/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
1/22/2023	1/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	137%
1/22/2023	1/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	70%
1/22/2023	1/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
1/22/2023	1/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
1/22/2023	1/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	106%
1/22/2023	1/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
1/22/2023	1/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	108%
1/22/2023	1/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	36%
1/22/2023	1/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
2/8/2023	2/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	13%
2/8/2023	2/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
2/8/2023	2/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
2/8/2023	2/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	109%
2/8/2023	2/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	21%
2/8/2023	2/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
2/8/2023	2/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	29%
2/8/2023	2/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
2/8/2023	2/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	19%
2/8/2023	2/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
2/8/2023	2/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	13%
2/8/2023	2/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
2/8/2023	2/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	35%
2/8/2023	2/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
2/8/2023	2/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
2/8/2023	2/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	139%
2/8/2023	2/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	60%
2/8/2023	2/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
2/8/2023	2/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
2/8/2023	2/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	104%
2/8/2023	2/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
2/8/2023	2/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	108%
2/8/2023	2/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	39%
2/8/2023	2/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
2/22/2023	2/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	11%
2/22/2023	2/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
2/22/2023	2/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
2/22/2023	2/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
2/22/2023	2/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	18%
2/22/2023	2/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
2/22/2023	2/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	23%
2/22/2023	2/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
2/22/2023	2/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	15%
2/22/2023	2/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
2/22/2023	2/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	11%
2/22/2023	2/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
2/22/2023	2/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	25%
2/22/2023	2/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
2/22/2023	2/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
2/22/2023	2/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	126%
2/22/2023	2/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	40%
2/22/2023	2/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
2/22/2023	2/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	64%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
2/22/2023	2/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
2/22/2023	2/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	42%
2/22/2023	2/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
2/22/2023	2/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	26%
2/22/2023	2/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
3/8/2023	3/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	12%
3/8/2023	3/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
3/8/2023	3/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	35%
3/8/2023	3/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
3/8/2023	3/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	19%
3/8/2023	3/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
3/8/2023	3/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	24%
3/8/2023	3/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
3/8/2023	3/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	15%
3/8/2023	3/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
3/8/2023	3/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	11%
3/8/2023	3/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
3/8/2023	3/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	25%
3/8/2023	3/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
3/8/2023	3/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
3/8/2023	3/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	118%
3/8/2023	3/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	40%
3/8/2023	3/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
3/8/2023	3/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	56%
3/8/2023	3/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
3/8/2023	3/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	36%
3/8/2023	3/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
3/8/2023	3/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	25%
3/8/2023	3/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
3/22/2023	3/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	12%
3/22/2023	3/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
3/22/2023	3/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	35%
3/22/2023	3/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
3/22/2023	3/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	19%
3/22/2023	3/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
3/22/2023	3/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	24%
3/22/2023	3/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
3/22/2023	3/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	15%
3/22/2023	3/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
3/22/2023	3/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	11%
3/22/2023	3/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
3/22/2023	3/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	25%
3/22/2023	3/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
3/22/2023	3/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
3/22/2023	3/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	118%
3/22/2023	3/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	40%
3/22/2023	3/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
3/22/2023	3/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	56%
3/22/2023	3/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
3/22/2023	3/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	36%
3/22/2023	3/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
3/22/2023	3/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	25%
3/22/2023	3/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
4/8/2023	4/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	10%
4/8/2023	4/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
4/8/2023	4/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	22%
4/8/2023	4/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
4/8/2023	4/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	16%
4/8/2023	4/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
4/8/2023	4/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	19%
4/8/2023	4/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
4/8/2023	4/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	13%
4/8/2023	4/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
4/8/2023	4/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	9%
4/8/2023	4/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
4/8/2023	4/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	20%
4/8/2023	4/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
4/8/2023	4/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
4/8/2023	4/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	110%
4/8/2023	4/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	32%
4/8/2023	4/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
4/8/2023	4/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	41%
4/8/2023	4/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
4/8/2023	4/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	27%
4/8/2023	4/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
4/8/2023	4/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	20%
4/8/2023	4/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
4/22/2023	4/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	10%
4/22/2023	4/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
4/22/2023	4/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	22%
4/22/2023	4/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
4/22/2023	4/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	16%
4/22/2023	4/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
4/22/2023	4/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	19%
4/22/2023	4/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
4/22/2023	4/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	13%
4/22/2023	4/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
4/22/2023	4/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	9%
4/22/2023	4/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
4/22/2023	4/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	20%
4/22/2023	4/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
4/22/2023	4/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
4/22/2023	4/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	110%
4/22/2023	4/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	32%
4/22/2023	4/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
4/22/2023	4/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	41%
4/22/2023	4/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
4/22/2023	4/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	27%
4/22/2023	4/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
4/22/2023	4/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	20%
4/22/2023	4/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
5/8/2023	5/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	12%
5/8/2023	5/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
5/8/2023	5/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
5/8/2023	5/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	104%
5/8/2023	5/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	20%
5/8/2023	5/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
5/8/2023	5/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	24%
5/8/2023	5/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
5/8/2023	5/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	16%
5/8/2023	5/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
5/8/2023	5/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	11%
5/8/2023	5/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
5/8/2023	5/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	26%
5/8/2023	5/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
5/8/2023	5/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
5/8/2023	5/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	125%
5/8/2023	5/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	42%
5/8/2023	5/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
5/8/2023	5/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	65%
5/8/2023	5/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
5/8/2023	5/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	41%
5/8/2023	5/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
5/8/2023	5/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	26%
5/8/2023	5/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
5/22/2023	5/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	13%
5/22/2023	5/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
5/22/2023	5/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
5/22/2023	5/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	110%
5/22/2023	5/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	22%
5/22/2023	5/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
5/22/2023	5/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	27%
5/22/2023	5/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
5/22/2023	5/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	17%
5/22/2023	5/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
5/22/2023	5/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
5/22/2023	5/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
5/22/2023	5/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	29%
5/22/2023	5/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
5/22/2023	5/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
5/22/2023	5/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	132%
5/22/2023	5/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	49%
5/22/2023	5/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
5/22/2023	5/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
5/22/2023	5/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
5/22/2023	5/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
5/22/2023	5/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	102%
5/22/2023	5/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	30%
5/22/2023	5/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
6/8/2023	6/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	15%
6/8/2023	6/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
6/8/2023	6/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	37%
6/8/2023	6/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
6/8/2023	6/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	22%
6/8/2023	6/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
6/8/2023	6/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	29%
6/8/2023	6/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
6/8/2023	6/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	18%
6/8/2023	6/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
6/8/2023	6/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	13%
6/8/2023	6/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
6/8/2023	6/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	30%
6/8/2023	6/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
6/8/2023	6/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
6/8/2023	6/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	126%
6/8/2023	6/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	47%
6/8/2023	6/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
6/8/2023	6/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
6/8/2023	6/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
6/8/2023	6/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	57%
6/8/2023	6/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
6/8/2023	6/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	30%
6/8/2023	6/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
6/22/2023	6/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	15%
6/22/2023	6/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
6/22/2023	6/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	37%
6/22/2023	6/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
6/22/2023	6/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	22%
6/22/2023	6/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
6/22/2023	6/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	29%
6/22/2023	6/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
6/22/2023	6/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	18%
6/22/2023	6/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
6/22/2023	6/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	13%
6/22/2023	6/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
6/22/2023	6/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	30%
6/22/2023	6/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
6/22/2023	6/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
6/22/2023	6/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	126%
6/22/2023	6/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	47%
6/22/2023	6/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
6/22/2023	6/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
6/22/2023	6/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
6/22/2023	6/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	57%
6/22/2023	6/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
6/22/2023	6/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	30%
6/22/2023	6/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
7/8/2023	7/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	16%
7/8/2023	7/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
7/8/2023	7/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
7/8/2023	7/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	101%
7/8/2023	7/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	25%
7/8/2023	7/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
7/8/2023	7/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	32%
7/8/2023	7/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
7/8/2023	7/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	21%
7/8/2023	7/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
7/8/2023	7/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	14%
7/8/2023	7/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
7/8/2023	7/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	39%
7/8/2023	7/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
7/8/2023	7/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
7/8/2023	7/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	132%
7/8/2023	7/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
7/8/2023	7/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
7/8/2023	7/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
7/8/2023	7/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	105%
7/8/2023	7/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
7/8/2023	7/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	108%
7/8/2023	7/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	40%
7/8/2023	7/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
7/22/2023	7/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	16%
7/22/2023	7/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
7/22/2023	7/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
7/22/2023	7/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	101%
7/22/2023	7/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	25%
7/22/2023	7/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
7/22/2023	7/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	32%
7/22/2023	7/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
7/22/2023	7/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	21%
7/22/2023	7/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
7/22/2023	7/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	14%
7/22/2023	7/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
7/22/2023	7/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	39%
7/22/2023	7/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
7/22/2023	7/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
7/22/2023	7/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	132%
7/22/2023	7/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
7/22/2023	7/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
7/22/2023	7/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
7/22/2023	7/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	105%
7/22/2023	7/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
7/22/2023	7/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	108%
7/22/2023	7/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	40%
7/22/2023	7/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
8/8/2023	8/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	14%
8/8/2023	8/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
8/8/2023	8/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
8/8/2023	8/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	104%
8/8/2023	8/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	23%
8/8/2023	8/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
8/8/2023	8/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	30%
8/8/2023	8/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
8/8/2023	8/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	20%
8/8/2023	8/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
8/8/2023	8/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	13%
8/8/2023	8/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
8/8/2023	8/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	36%
8/8/2023	8/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
8/8/2023	8/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
8/8/2023	8/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	133%
8/8/2023	8/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	68%
8/8/2023	8/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
8/8/2023	8/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
8/8/2023	8/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	106%
8/8/2023	8/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
8/8/2023	8/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	108%
8/8/2023	8/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	39%
8/8/2023	8/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
8/22/2023	8/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	14%
8/22/2023	8/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
8/22/2023	8/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
8/22/2023	8/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	104%
8/22/2023	8/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	23%
8/22/2023	8/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
8/22/2023	8/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	30%
8/22/2023	8/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
8/22/2023	8/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	20%
8/22/2023	8/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
8/22/2023	8/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	13%
8/22/2023	8/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
8/22/2023	8/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	36%
8/22/2023	8/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
8/22/2023	8/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
8/22/2023	8/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	133%
8/22/2023	8/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	68%
8/22/2023	8/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
8/22/2023	8/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
8/22/2023	8/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	106%
8/22/2023	8/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
8/22/2023	8/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	108%
8/22/2023	8/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	39%
8/22/2023	8/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/8/2023	9/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	14%
9/8/2023	9/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
9/8/2023	9/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
9/8/2023	9/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	110%
9/8/2023	9/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	23%
9/8/2023	9/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
9/8/2023	9/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	31%
9/8/2023	9/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
9/8/2023	9/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	21%
9/8/2023	9/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/8/2023	9/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	13%
9/8/2023	9/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/8/2023	9/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	44%
9/8/2023	9/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
9/8/2023	9/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
9/8/2023	9/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	138%
9/8/2023	9/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	68%
9/8/2023	9/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/8/2023	9/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
9/8/2023	9/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	107%
9/8/2023	9/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
9/8/2023	9/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	109%
9/8/2023	9/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	39%
9/8/2023	9/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/22/2023	9/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	14%
9/22/2023	9/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
9/22/2023	9/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
9/22/2023	9/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	110%
9/22/2023	9/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	23%
9/22/2023	9/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/22/2023	9/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	31%
9/22/2023	9/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
9/22/2023	9/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	21%
9/22/2023	9/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/22/2023	9/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	13%
9/22/2023	9/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/22/2023	9/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	44%
9/22/2023	9/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
9/22/2023	9/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
9/22/2023	9/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	138%
9/22/2023	9/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	68%
9/22/2023	9/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/22/2023	9/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
9/22/2023	9/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	107%
9/22/2023	9/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
9/22/2023	9/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	109%
9/22/2023	9/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	39%
9/22/2023	9/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
10/8/2023	10/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	16%
10/8/2023	10/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
10/8/2023	10/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
10/8/2023	10/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	115%
10/8/2023	10/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	25%
10/8/2023	10/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
10/8/2023	10/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	37%
10/8/2023	10/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
10/8/2023	10/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	23%
10/8/2023	10/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
10/8/2023	10/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	15%
10/8/2023	10/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
10/8/2023	10/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	Uncapped
10/8/2023	10/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	101%
10/8/2023	10/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
10/8/2023	10/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	142%
10/8/2023	10/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
10/8/2023	10/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	101%
10/8/2023	10/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
10/8/2023	10/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	110%
10/8/2023	10/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
10/8/2023	10/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	112%
10/8/2023	10/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	50%
10/8/2023	10/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
10/22/2023	10/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	16%
10/22/2023	10/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
10/22/2023	10/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
10/22/2023	10/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	115%
10/22/2023	10/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	25%
10/22/2023	10/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
10/22/2023	10/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	37%
10/22/2023	10/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
10/22/2023	10/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	23%
10/22/2023	10/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
10/22/2023	10/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	15%
10/22/2023	10/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
10/22/2023	10/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	Uncapped
10/22/2023	10/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	101%
10/22/2023	10/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
10/22/2023	10/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	142%
10/22/2023	10/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
10/22/2023	10/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	101%
10/22/2023	10/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
10/22/2023	10/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	110%
10/22/2023	10/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
10/22/2023	10/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	112%
10/22/2023	10/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	50%
10/22/2023	10/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
11/8/2023	11/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	15%
11/8/2023	11/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
11/8/2023	11/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
11/8/2023	11/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	118%
11/8/2023	11/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	24%
11/8/2023	11/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
11/8/2023	11/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	34%
11/8/2023	11/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
11/8/2023	11/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	21%
11/8/2023	11/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
11/8/2023	11/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	14%
11/8/2023	11/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
11/8/2023	11/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	Uncapped
11/8/2023	11/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
11/8/2023	11/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
11/8/2023	11/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	142%
11/8/2023	11/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
11/8/2023	11/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	101%
11/8/2023	11/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
11/8/2023	11/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	109%
11/8/2023	11/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
11/8/2023	11/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	112%
11/8/2023	11/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	45%
11/8/2023	11/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
11/22/2023	11/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	15%
11/22/2023	11/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
11/22/2023	11/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
11/22/2023	11/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	118%
11/22/2023	11/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	24%
11/22/2023	11/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
11/22/2023	11/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	34%
11/22/2023	11/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
11/22/2023	11/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	21%
11/22/2023	11/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
11/22/2023	11/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	14%
11/22/2023	11/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
11/22/2023	11/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	Uncapped
11/22/2023	11/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
11/22/2023	11/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
11/22/2023	11/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	142%
11/22/2023	11/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
11/22/2023	11/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	101%
11/22/2023	11/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
11/22/2023	11/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	109%
11/22/2023	11/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
11/22/2023	11/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	112%
11/22/2023	11/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	45%
11/22/2023	11/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/8/2023	12/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	16%
12/8/2023	12/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
12/8/2023	12/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
12/8/2023	12/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	107%
12/8/2023	12/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	26%
12/8/2023	12/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/8/2023	12/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	37%
12/8/2023	12/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
12/8/2023	12/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	24%
12/8/2023	12/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/8/2023	12/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	15%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
12/8/2023	12/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/8/2023	12/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	Uncapped
12/8/2023	12/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	101%
12/8/2023	12/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
12/8/2023	12/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	137%
12/8/2023	12/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
12/8/2023	12/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/8/2023	12/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
12/8/2023	12/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	108%
12/8/2023	12/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
12/8/2023	12/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	111%
12/8/2023	12/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	43%
12/8/2023	12/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/22/2023	12/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	16%
12/22/2023	12/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
12/22/2023	12/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
12/22/2023	12/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	107%
12/22/2023	12/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	26%
12/22/2023	12/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/22/2023	12/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	37%
12/22/2023	12/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
12/22/2023	12/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	24%
12/22/2023	12/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/22/2023	12/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	15%
12/22/2023	12/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/22/2023	12/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	Uncapped
12/22/2023	12/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	101%
12/22/2023	12/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
12/22/2023	12/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	137%
12/22/2023	12/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
12/22/2023	12/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/22/2023	12/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
12/22/2023	12/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	108%
12/22/2023	12/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
12/22/2023	12/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	111%
12/22/2023	12/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	43%
12/22/2023	12/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
1/22/2022	1/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	6%
1/22/2022	1/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
1/22/2022	1/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	10%
1/22/2022	1/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
1/22/2022	1/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	12%
1/22/2022	1/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
1/22/2022	1/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	13%
1/22/2022	1/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
1/22/2022	1/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	8%
1/22/2022	1/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
1/22/2022	1/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	6%
1/22/2022	1/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
1/22/2022	1/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	11%
1/22/2022	1/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
1/22/2022	1/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	21%
1/22/2022	1/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
1/22/2022	1/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	20%
1/22/2022	1/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
1/22/2022	1/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	23%
1/22/2022	1/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
1/22/2022	1/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	15%
1/22/2022	1/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
1/22/2022	1/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	11%
1/22/2022	1/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
2/8/2022	2/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	6%
2/8/2022	2/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
2/8/2022	2/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	9%
2/8/2022	2/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
2/8/2022	2/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	10%
2/8/2022	2/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
2/8/2022	2/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	12%
2/8/2022	2/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
2/8/2022	2/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	7%
2/8/2022	2/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
2/8/2022	2/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	5%
2/8/2022	2/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
2/8/2022	2/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	10%
2/8/2022	2/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
2/8/2022	2/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	19%
2/8/2022	2/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
2/8/2022	2/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	18%
2/8/2022	2/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
2/8/2022	2/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	21%
2/8/2022	2/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
2/8/2022	2/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	14%
2/8/2022	2/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
2/8/2022	2/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	10%
2/8/2022	2/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
2/22/2022	2/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	6%
2/22/2022	2/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
2/22/2022	2/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	9%
2/22/2022	2/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
2/22/2022	2/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	10%
2/22/2022	2/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
2/22/2022	2/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	12%
2/22/2022	2/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
2/22/2022	2/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	7%
2/22/2022	2/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
2/22/2022	2/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	5%
2/22/2022	2/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
2/22/2022	2/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	10%
2/22/2022	2/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
2/22/2022	2/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	19%
2/22/2022	2/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
2/22/2022	2/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	18%
2/22/2022	2/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
2/22/2022	2/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	21%
2/22/2022	2/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
2/22/2022	2/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	14%
2/22/2022	2/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
2/22/2022	2/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	10%
2/22/2022	2/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
3/8/2022	3/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	7%
3/8/2022	3/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
3/8/2022	3/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	11%
3/8/2022	3/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
3/8/2022	3/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	11%
3/8/2022	3/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
3/8/2022	3/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	13%
3/8/2022	3/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
3/8/2022	3/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	8%
3/8/2022	3/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
3/8/2022	3/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	6%
3/8/2022	3/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
3/8/2022	3/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	11%
3/8/2022	3/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
3/8/2022	3/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	21%
3/8/2022	3/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
3/8/2022	3/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	20%
3/8/2022	3/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
3/8/2022	3/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	22%
3/8/2022	3/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
3/8/2022	3/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	15%
3/8/2022	3/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
3/8/2022	3/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	11%
3/8/2022	3/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
3/22/2022	3/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	7%
3/22/2022	3/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
3/22/2022	3/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	11%
3/22/2022	3/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
3/22/2022	3/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	11%
3/22/2022	3/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
3/22/2022	3/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	13%
3/22/2022	3/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
3/22/2022	3/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	8%
3/22/2022	3/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
3/22/2022	3/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	6%
3/22/2022	3/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
3/22/2022	3/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	11%
3/22/2022	3/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
3/22/2022	3/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	21%
3/22/2022	3/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
3/22/2022	3/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	20%
3/22/2022	3/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
3/22/2022	3/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	22%
3/22/2022	3/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
3/22/2022	3/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	15%
3/22/2022	3/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
3/22/2022	3/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	11%
3/22/2022	3/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
4/8/2022	4/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	6%
4/8/2022	4/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
4/8/2022	4/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	10%
4/8/2022	4/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
4/8/2022	4/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	11%
4/8/2022	4/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
4/8/2022	4/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	12%
4/8/2022	4/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
4/8/2022	4/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	8%
4/8/2022	4/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
4/8/2022	4/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	6%
4/8/2022	4/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
4/8/2022	4/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	11%
4/8/2022	4/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
4/8/2022	4/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	21%
4/8/2022	4/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
4/8/2022	4/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	19%
4/8/2022	4/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
4/8/2022	4/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	22%
4/8/2022	4/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
4/8/2022	4/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	15%
4/8/2022	4/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
4/8/2022	4/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
4/8/2022	4/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
4/22/2022	4/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	6%
4/22/2022	4/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
4/22/2022	4/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	10%
4/22/2022	4/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
4/22/2022	4/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	11%
4/22/2022	4/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
4/22/2022	4/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	12%
4/22/2022	4/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
4/22/2022	4/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	8%
4/22/2022	4/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
4/22/2022	4/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	6%
4/22/2022	4/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
4/22/2022	4/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	11%
4/22/2022	4/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
4/22/2022	4/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	21%
4/22/2022	4/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
4/22/2022	4/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	19%
4/22/2022	4/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
4/22/2022	4/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	22%
4/22/2022	4/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
4/22/2022	4/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	15%
4/22/2022	4/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
4/22/2022	4/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
4/22/2022	4/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
5/8/2022	5/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	9%
5/8/2022	5/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
5/8/2022	5/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	16%
5/8/2022	5/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
5/8/2022	5/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	15%
5/8/2022	5/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
5/8/2022	5/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	17%
5/8/2022	5/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
5/8/2022	5/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	11%
5/8/2022	5/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
5/8/2022	5/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	8%
5/8/2022	5/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
5/8/2022	5/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	16%
5/8/2022	5/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
5/8/2022	5/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	55%
5/8/2022	5/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
5/8/2022	5/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	28%
5/8/2022	5/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
5/8/2022	5/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	33%
5/8/2022	5/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
5/8/2022	5/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	22%
5/8/2022	5/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
5/8/2022	5/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	16%
5/8/2022	5/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
5/22/2022	5/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	9%
5/22/2022	5/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
5/22/2022	5/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	16%
5/22/2022	5/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
5/22/2022	5/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	15%
5/22/2022	5/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
5/22/2022	5/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	17%
5/22/2022	5/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
5/22/2022	5/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	11%
5/22/2022	5/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
5/22/2022	5/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	8%
5/22/2022	5/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
5/22/2022	5/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	16%
5/22/2022	5/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
5/22/2022	5/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	53%
5/22/2022	5/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
5/22/2022	5/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	28%
5/22/2022	5/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
5/22/2022	5/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	33%
5/22/2022	5/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
5/22/2022	5/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	22%
5/22/2022	5/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
5/22/2022	5/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	16%
5/22/2022	5/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
6/8/2022	6/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	10%
6/8/2022	6/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
6/8/2022	6/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	15%
6/8/2022	6/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
6/8/2022	6/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	16%
6/8/2022	6/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
6/8/2022	6/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	20%
6/8/2022	6/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
6/8/2022	6/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	13%
6/8/2022	6/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
6/8/2022	6/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	9%
6/8/2022	6/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
6/8/2022	6/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	18%
6/8/2022	6/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
6/8/2022	6/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	45%
6/8/2022	6/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
6/8/2022	6/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	29%
6/8/2022	6/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
6/8/2022	6/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	36%
6/8/2022	6/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
6/8/2022	6/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	24%
6/8/2022	6/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
6/8/2022	6/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	18%
6/8/2022	6/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
6/22/2022	6/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	10%
6/22/2022	6/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
6/22/2022	6/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	15%
6/22/2022	6/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
6/22/2022	6/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	16%
6/22/2022	6/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
6/22/2022	6/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	20%
6/22/2022	6/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
6/22/2022	6/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	13%
6/22/2022	6/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
6/22/2022	6/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	9%
6/22/2022	6/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
6/22/2022	6/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	18%
6/22/2022	6/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
6/22/2022	6/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	45%
6/22/2022	6/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
6/22/2022	6/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	29%
6/22/2022	6/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
6/22/2022	6/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	36%
6/22/2022	6/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
6/22/2022	6/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	24%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
6/22/2022	6/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
6/22/2022	6/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	18%
6/22/2022	6/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
7/8/2022	7/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	13%
7/8/2022	7/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
7/8/2022	7/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	21%
7/8/2022	7/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
7/8/2022	7/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	21%
7/8/2022	7/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
7/8/2022	7/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	24%
7/8/2022	7/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
7/8/2022	7/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	16%
7/8/2022	7/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
7/8/2022	7/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
7/8/2022	7/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
7/8/2022	7/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	27%
7/8/2022	7/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
7/8/2022	7/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
7/8/2022	7/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	115%
7/8/2022	7/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	43%
7/8/2022	7/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
7/8/2022	7/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	61%
7/8/2022	7/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
7/8/2022	7/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	41%
7/8/2022	7/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
7/8/2022	7/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	27%
7/8/2022	7/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
7/22/2022	7/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	13%
7/22/2022	7/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
7/22/2022	7/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	21%
7/22/2022	7/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
7/22/2022	7/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	21%
7/22/2022	7/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
7/22/2022	7/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	24%
7/22/2022	7/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
7/22/2022	7/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	16%
7/22/2022	7/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
7/22/2022	7/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
7/22/2022	7/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
7/22/2022	7/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	27%
7/22/2022	7/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
7/22/2022	7/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
7/22/2022	7/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	115%
7/22/2022	7/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	43%
7/22/2022	7/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
7/22/2022	7/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	61%
7/22/2022	7/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
7/22/2022	7/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	41%
7/22/2022	7/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
7/22/2022	7/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	27%
7/22/2022	7/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
8/8/2022	8/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	12%
8/8/2022	8/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
8/8/2022	8/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	21%
8/8/2022	8/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
8/8/2022	8/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	19%
8/8/2022	8/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
8/8/2022	8/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	23%
8/8/2022	8/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
8/8/2022	8/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	15%
8/8/2022	8/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
8/8/2022	8/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	11%
8/8/2022	8/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
8/8/2022	8/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	25%
8/8/2022	8/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
8/8/2022	8/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
8/8/2022	8/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	117%
8/8/2022	8/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	42%
8/8/2022	8/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
8/8/2022	8/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	62%
8/8/2022	8/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
8/8/2022	8/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	40%
8/8/2022	8/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
8/8/2022	8/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	26%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
8/8/2022	8/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
8/22/2022	8/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	12%
8/22/2022	8/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
8/22/2022	8/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	21%
8/22/2022	8/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
8/22/2022	8/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	19%
8/22/2022	8/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
8/22/2022	8/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	23%
8/22/2022	8/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
8/22/2022	8/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	15%
8/22/2022	8/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
8/22/2022	8/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	11%
8/22/2022	8/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
8/22/2022	8/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	25%
8/22/2022	8/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
8/22/2022	8/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
8/22/2022	8/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	117%
8/22/2022	8/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	42%
8/22/2022	8/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
8/22/2022	8/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	62%
8/22/2022	8/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
8/22/2022	8/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	40%
8/22/2022	8/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
8/22/2022	8/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	26%
8/22/2022	8/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/8/2022	9/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	12%
9/8/2022	9/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
9/8/2022	9/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
9/8/2022	9/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	101%
9/8/2022	9/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	20%
9/8/2022	9/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/8/2022	9/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	25%
9/8/2022	9/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
9/8/2022	9/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	17%
9/8/2022	9/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/8/2022	9/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
9/8/2022	9/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/8/2022	9/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	29%
9/8/2022	9/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
9/8/2022	9/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
9/8/2022	9/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	127%
9/8/2022	9/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	45%
9/8/2022	9/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/8/2022	9/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
9/8/2022	9/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
9/8/2022	9/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
9/8/2022	9/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/8/2022	9/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	28%
9/8/2022	9/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/22/2022	9/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	12%
9/22/2022	9/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
9/22/2022	9/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
9/22/2022	9/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	101%
9/22/2022	9/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	20%
9/22/2022	9/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/22/2022	9/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	25%
9/22/2022	9/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
9/22/2022	9/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	17%
9/22/2022	9/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/22/2022	9/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
9/22/2022	9/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/22/2022	9/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	29%
9/22/2022	9/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
9/22/2022	9/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
9/22/2022	9/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	127%
9/22/2022	9/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	45%
9/22/2022	9/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/22/2022	9/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
9/22/2022	9/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
9/22/2022	9/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
9/22/2022	9/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/22/2022	9/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	28%
9/22/2022	9/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
10/8/2022	10/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	13%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
10/8/2022	10/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
10/8/2022	10/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
10/8/2022	10/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	108%
10/8/2022	10/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	20%
10/8/2022	10/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
10/8/2022	10/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	28%
10/8/2022	10/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
10/8/2022	10/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	18%
10/8/2022	10/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
10/8/2022	10/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
10/8/2022	10/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
10/8/2022	10/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	33%
10/8/2022	10/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
10/8/2022	10/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
10/8/2022	10/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	133%
10/8/2022	10/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	53%
10/8/2022	10/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
10/8/2022	10/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
10/8/2022	10/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	103%
10/8/2022	10/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
10/8/2022	10/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	104%
10/8/2022	10/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	31%
10/8/2022	10/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
10/22/2022	10/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	13%
10/22/2022	10/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
10/22/2022	10/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
10/22/2022	10/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	108%
10/22/2022	10/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	20%
10/22/2022	10/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
10/22/2022	10/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	28%
10/22/2022	10/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
10/22/2022	10/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	18%
10/22/2022	10/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
10/22/2022	10/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
10/22/2022	10/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
10/22/2022	10/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	33%
10/22/2022	10/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
10/22/2022	10/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
10/22/2022	10/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	133%
10/22/2022	10/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	53%
10/22/2022	10/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
10/22/2022	10/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
10/22/2022	10/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	103%
10/22/2022	10/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
10/22/2022	10/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	104%
10/22/2022	10/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	31%
10/22/2022	10/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
11/8/2022	11/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	12%
11/8/2022	11/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
11/8/2022	11/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
11/8/2022	11/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	108%
11/8/2022	11/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	20%
11/8/2022	11/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
11/8/2022	11/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	27%
11/8/2022	11/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
11/8/2022	11/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	18%
11/8/2022	11/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
11/8/2022	11/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
11/8/2022	11/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
11/8/2022	11/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	31%
11/8/2022	11/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
11/8/2022	11/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
11/8/2022	11/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	133%
11/8/2022	11/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	54%
11/8/2022	11/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
11/8/2022	11/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
11/8/2022	11/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	103%
11/8/2022	11/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
11/8/2022	11/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	105%
11/8/2022	11/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	30%
11/8/2022	11/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
11/22/2022	11/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	12%
11/22/2022	11/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
11/22/2022	11/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
11/22/2022	11/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	108%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
11/22/2022	11/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	20%
11/22/2022	11/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
11/22/2022	11/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	27%
11/22/2022	11/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
11/22/2022	11/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	18%
11/22/2022	11/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
11/22/2022	11/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
11/22/2022	11/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
11/22/2022	11/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	31%
11/22/2022	11/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
11/22/2022	11/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
11/22/2022	11/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	133%
11/22/2022	11/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	54%
11/22/2022	11/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
11/22/2022	11/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
11/22/2022	11/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	103%
11/22/2022	11/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
11/22/2022	11/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	105%
11/22/2022	11/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	30%
11/22/2022	11/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/8/2022	12/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	16%
12/8/2022	12/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
12/8/2022	12/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
12/8/2022	12/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	105%
12/8/2022	12/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	26%
12/8/2022	12/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/8/2022	12/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	37%
12/8/2022	12/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
12/8/2022	12/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	24%
12/8/2022	12/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/8/2022	12/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	15%
12/8/2022	12/8/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/8/2022	12/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	Uncapped
12/8/2022	12/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	101%
12/8/2022	12/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
12/8/2022	12/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	137%
12/8/2022	12/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
12/8/2022	12/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/8/2022	12/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
12/8/2022	12/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	108%
12/8/2022	12/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
12/8/2022	12/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	111%
12/8/2022	12/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	43%
12/8/2022	12/8/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/22/2022	12/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	16%
12/22/2022	12/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
12/22/2022	12/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
12/22/2022	12/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	105%
12/22/2022	12/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	26%
12/22/2022	12/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/22/2022	12/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	37%
12/22/2022	12/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
12/22/2022	12/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	24%
12/22/2022	12/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/22/2022	12/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	15%
12/22/2022	12/22/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/22/2022	12/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	Uncapped
12/22/2022	12/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	101%
12/22/2022	12/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
12/22/2022	12/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	137%
12/22/2022	12/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
12/22/2022	12/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/22/2022	12/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
12/22/2022	12/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	108%
12/22/2022	12/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
12/22/2022	12/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	111%
12/22/2022	12/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	43%
12/22/2022	12/22/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%